Accrued Expenses and other Current liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Payables And Accruals [Line Items]
Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities at December 31, 2020 and September 30, 2021 consist of the following (in thousands):

	December 31,	September 30,
	2020	2021
Accrued marketing expense	$1,086	$24,228
Accrued tax	16,913	52,582
Accrued customer credits	125,481	132,921
Accrued future customer compensation	94,061	100,230
Other	18,593	30,166

Total accrued expenses and other current liabilities	$256,134	$340,127

Accrued expenses and other current liabilities at December 31, 2019 and 2020 consist of the following (in thousands):

	2019	2020
Marketing expense	$12,044	$1,086
Accrued tax	10,194	16,913
Accrued customer credits	—	125,481
Accrued future customer compensation	10,157	94,061
Other	27,613	18,593

Total accrued expenses and other current liabilities	$60,008	$256,134